Net finance costs (Tables)	12 Months Ended
Jun. 30, 2023
Net finance costs
Schedule of net finance costs, finance income

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest received		—	29	4
Interest received on		2 253	991	852
other long-term investments		58	49	40
loans and receivables		89	141	199
cash and cash equivalents		2 106	801	613
Per income statement		2 253	1 020	856
Less: notional interest		—	(29)	(4)
Less: interest received on tax		(11)	(5)	(15)
Per the statement of cash flows		2 242	986	837
Finance costs
Debt		7 408	5 419	5 238
debt		7 408	5 066	4 855
interest rate swap – net settlements		—	353	383
Interest on lease liabilities		1 451	1 357	1 488
Other		146	95	84
		9 005	6 871	6 810
Amortisation of loan costs	14	212	132	160
Notional interest		1 116	633	668
Total finance costs		10 333	7 636	7 638
Amounts capitalised to assets under construction, a class of property, plant and equipment	17	(1 074)	(740)	(880)
Per income statement		9 259	6 896	6 758
Total finance costs before amortisation of loan costs and notional interest		9 005	6 871	6 810
Add: modification gain		—	74	—
Add: amortisation of modification gain		194	—	—
Less: unwinding of loan costs[1]		(144)	—	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1 966)	(1 463)	(637)
Less: interest raised on tax payable		(6)	(4)	—
Per the statement of cash flows		7 083	5 478	6 173
1	RCF loan costs expensed upon refinancing of banking facilities.

Schedule of net finance costs, finance costs

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest received		—	29	4
Interest received on		2 253	991	852
other long-term investments		58	49	40
loans and receivables		89	141	199
cash and cash equivalents		2 106	801	613
Per income statement		2 253	1 020	856
Less: notional interest		—	(29)	(4)
Less: interest received on tax		(11)	(5)	(15)
Per the statement of cash flows		2 242	986	837
Finance costs
Debt		7 408	5 419	5 238
debt		7 408	5 066	4 855
interest rate swap – net settlements		—	353	383
Interest on lease liabilities		1 451	1 357	1 488
Other		146	95	84
		9 005	6 871	6 810
Amortisation of loan costs	14	212	132	160
Notional interest		1 116	633	668
Total finance costs		10 333	7 636	7 638
Amounts capitalised to assets under construction, a class of property, plant and equipment	17	(1 074)	(740)	(880)
Per income statement		9 259	6 896	6 758
Total finance costs before amortisation of loan costs and notional interest		9 005	6 871	6 810
Add: modification gain		—	74	—
Add: amortisation of modification gain		194	—	—
Less: unwinding of loan costs[1]		(144)	—	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1 966)	(1 463)	(637)
Less: interest raised on tax payable		(6)	(4)	—
Per the statement of cash flows		7 083	5 478	6 173
1	RCF loan costs expensed upon refinancing of banking facilities.